FAIR VALUE MEASUREMENTS AND DERIVATIVE INSTRUMENTS (Level 3 Fair Value Measurements) (Detail) (Level 3 [Member], USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Derivative Assets	$ 1	$ 2	$ 1
Derivative Liability	(13)	(11)	(3)
Market Approach Valuation Technique [Member] | Forward Contracts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Derivative Assets	1	1
Derivative Liability	(8)	(6)	(3)
Market Approach Valuation Technique [Member] | Call Option [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Derivative Assets		1
Derivative Liability		(1)
Valuation Technique Option Model [Member] | Options Held [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Derivative Assets			1
Derivative Liability	$ (5)	$ (4)
Minimum [Member] | Market Approach Valuation Technique [Member] | Forward Contracts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Market price per MWh	23.80	22.35	27.00
Minimum [Member] | Market Approach Valuation Technique [Member] | Call Option [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Market price per MWh		27.75
Market price per MMbtu		2.88
Minimum [Member] | Valuation Technique Option Model [Member] | Options Held [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Market price per MMbtu	2.34	2.72	3.88
Gas volatility	24.15%	30.80%	25.05%
Maximum [Member] | Market Approach Valuation Technique [Member] | Forward Contracts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Market price per MWh	37.70	39.05	48.25
Maximum [Member] | Market Approach Valuation Technique [Member] | Call Option [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Market price per MWh		44.94
Market price per MMbtu		4.02
Maximum [Member] | Valuation Technique Option Model [Member] | Options Held [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Market price per MMbtu	3.22	3.26	4.32
Gas volatility	39.91%	53.29%	35.07%